SHARE-BASED PAYMENT PLANS (Tables)	12 Months Ended
Dec. 31, 2025
Statistical Disclosure for Banks [Abstract]
Disclosure of share-based payment arrangements
The main plans in effect as of December 31, 2025 were:

Plans	Public (Officers and Employees)	Potential of Company shares to be received
Talent for the Future Share Plan (“TFSP”) - global level	Senior Managers, Managers and Specialists
Cycle 2023-2025 (January 1, 2023 to December 31, 2025)	139 active executives	280,500
Cycle 2024-2026 (January 1, 2024 to December 31, 2026)	139 active executives	256,000
Cycle 2025-2027 (January 1, 2025 to December 31, 2027)	132 active executives	236,500
Performance Share Plan (“PSP”) – global level	Vice Presidents and Directors
Cycle 2023-2025 (January 1, 2023 to December 31, 2025)	90 active executives (including 5 executives appointed pursuant to the Company's Articles of Association)	870,984
Cycle 2024-2026 (January 1, 2024 to December 31, 2026)	107 active executives (including 5 executives appointed pursuant to the Company's Articles of Association)	980,665
Cycle 2024-2026 (January 1, 2024 to December 31, 2026)	119 active executives (including 5 executives appointed pursuant to the Company's Articles of Association)	1,007,632
Performance Share Plan (“PSP VIVO”) - local level	Vice Presidents and Directors
Cycle 2023-2025 (January 1, 2023 to December 31, 2025)	89 active executives (including 5 executives appointed pursuant to the Company's Articles of Association)	810,838
Cycle 2024-2026 (January 1, 2024 to December 31, 2026)	106 active executives (including 5 executives appointed pursuant to the Company's Articles of Association)	780,530
Cycle 2025-2027 (January 1, 2025 to December 31, 2027)	118 active executives (including 5 executives appointed pursuant to the Company's Articles of Association)	1,043,205